Patents	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents

Note 4 – Patents

In December 2017, we acquired from Rio Grande Neurosciences, Inc. (RGN) a patent portfolio for $4,500,000 as part of a settlement agreement. The oldest patents expire in 2024. The patent portfolio is amortized through 2024. The following is a summary of patents less accumulated amortization at September 30, 2018 and December 31, 2017:

	September 30,	December 31,
	2018	2017

Patents	$4,500,000	$4,500,000

Less accumulated amortization	485,183	-

	$4,014,817	$4,500,000

Amortization expense associated with patents was $485,183 and $0 for the nine months ended September 30, 2018 and 2017. The estimated future amortization expense related to patents as of September 30, 2018 is as follows:

Twelve Months Ending September 30,	Amount

2019	$646,910
2020	646,910
2021	646,910
2022	646,910
2023	646,910
Thereafter	780,267
Total	$4,014,817

Note 3 – Patents

In December 2017, we acquired from RGN a patent portfolio for $4,500,000 as part of a settlement agreement. The oldest patents expire in 2024. The patent portfolio is amortized through 2024. The following is a summary of patents less accumulated amortization at December 31, 2017 and 2016:

	December 31,
	2017	2016

Patents	$4,500,000	$-

Less accumulated amortization	-	-

	$4,500,000	$-

There is no amortization expense associated with patents for the years ended December 31, 2017 and 2016. The estimated future amortization expense related to patents as of December 31, 2017 is as follows:

Year Ended December 31.	Amount

2018	$646,910
2019	646,910
2020	646,910
2021	646,910
2022	646,910
Thereafter	1,265,450
Total	$4,500,000